Note 4 - Trade Receivables	12 Months Ended
Jan. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4 - Trade Receivables

	January 31, 2015	January 31, 2014
Trade receivables	23,714	21,442
Less: Allowance for doubtful accounts	(1,101)	(884)
	22,613	20,558

Bad debt expense was $0.4 million, $0.3 million and $0.3 million for the years ended January 31, 2015, January 31, 2014 and January 31, 2013, respectively.